GOODWILL (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year	¥ 1,021,454
Acquisition of Lagou	14,670
Balance at end of year	¥ 1,036,124